Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Main items related to operating activities
Accounts receivable	$ 23,442	$ 24,378	$ 21,983
Recoverable taxes	4,078	6,263	3,659
Other operating receivables	14,952	28,289	29,553
Prepaid expenses	1,731	1,455	1,879
Other current assets	60	63	53
Other current assets	20,821	36,070	35,144
Gross value/Cost
Main items related to operating activities
Accounts receivable	24,334	25,204	22,776
Recoverable taxes	4,085	6,295	3,713
Other operating receivables	15,218	28,582	29,767
Prepaid expenses	1,731	1,455	1,879
Other current assets	60	63	53
Other current assets	21,094	36,395	35,412
Valuation allowance
Main items related to operating activities
Accounts receivable	(892)	(826)	(793)
Recoverable taxes	(7)	(32)	(54)
Other operating receivables	(266)	(293)	(214)
Other current assets	$ (273)	$ (325)	$ (268)